Deferred Underwriting Compensation	9 Months Ended
Sep. 30, 2021
Deferred Underwriting Compensation [Abstract]
Deferred Underwriting Compensation
5. Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $15,750,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriters upon the Company’s consummation of a
Business Combination. The underwriters are not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.